LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
LONG-TERM DEBT
Schedule of long-term debt

	Effective interest rate as of
	December 31, 2017	2017	2016

Quebecor Media
Bank credit facilities (i)	3.66%	$420.4	$453.4
Senior Notes (ii)		1,568.5	1,966.3

		1,988.9	2,419,7
Videotron (iii)
Bank credit facilities (iv)	2.95%	5.4	225.5
Senior Notes (ii)		3,289.2	2,954.8

		3,294.6	3,180.3
TVA Group (iii)
Bank credit facilities (v)	3.00%	62.9	69.6

Other		0.3	0.3

Total long-term debt		5,346.7	5,669.9

Change in fair value related to hedged interest rate risk		5.8	8.4
Adjustments related to embedded derivatives		—	0.6
Financing fees, net of amortization		(40.8)	(40.8)

		(35.0)	(31.8)

		5,311.7	5,638.1
Less current portion		(19.1)	(20.9)

		$5,292.6	$5,617.2

(i)

The bank credit facilities of Quebecor Media are comprised of a US$350.0 million secured term loan “B” facility that matures in August 2020 and is bearing interest at U.S. London Interbank Offered Rate (“LIBOR”) plus a premium of 2.25% and a $300.0 million secured revolving credit facility that matures in July 2020 and is bearing interest at Bankers’ acceptance rate, LIBOR, Canadian prime rate or U.S. prime rate, plus a premium determined by a leverage ratio. The term loan “B” facility provides for quarterly amortization payments totaling 1.00% per annum of the original principal amount, with the balance payable on August 17, 2020. These credit facilities contain covenants such as maintaining certain financial ratios, limitations on the Corporation’s ability to incur additional indebtedness, pay dividends, and make other distributions. They are secured by liens on all of the movable property and assets of the Corporation (primarily shares of its subsidiaries), now owned or hereafter acquired. As of December 31, 2017, the credit facilities were secured by assets with a carrying value of $3,045.4 million ($3,123.2 million in 2016). As of December 31, 2017 and 2016, no amount had been drawn on the revolving credit facility, and as of December 31, 2017, $420.4 million was outstanding on the term loan “B” ($453.4 million in 2016).

(ii)

The Senior Notes are unsecured and contain certain restrictions on the respective issuers, including limitations on their ability to incur additional indebtedness, pay dividends, or make other distributions. Some Notes are redeemable at the option of the issuer, in whole or in part, at a price based on a make-whole formula during the first five years of the term of the Notes and at a decreasing premium thereafter, while the remaining Notes are redeemable at a price based on a make-whole formula at any time prior to maturity. The Notes issued by Videotron are guaranteed by specific subsidiaries of Videotron. The following table summarizes the terms of the outstanding Senior Notes as of December 31, 2017:

				Effective interest rate
				(after discount or
			Annual nominal	premium at		Interest payable
Principal amount			interest rate	issuance)	Maturity date	every 6 months on

Quebecor Media
US$	850.0		5.750%	5.750%	January 15, 2023	June and December 15
	$500.0		6.625%	6.625%	January 15, 2023	June and December 15

Videotron
US$	800.0		5.000%	5.000%	July 15, 2022	January and July 15
US$	600.0		5.375%	5.375%	June 15, 2024	June and December 15
	$400.0		5.625%	5.625%	June 15, 2025	April and October 15
	$375.0	[1]	5.750%	5.750%	January 15, 2026	March and September 15
US$	600.0	[2]	5.125%	5.125%	April 15, 2027	April and October 15

[1]	The Notes were issued in September 2015 for net proceeds of $370.1 million, net of financing fees of $4.9 million.

[2]	The Notes were issued in April 2017 for net proceeds of $794.5 million, net of financing fees of $9.9 million.

(iii)	The debts of these subsidiaries are non-recourse to Quebecor Media.

(iv)

The bank credit facilities provide for a $965.0 million secured revolving credit facility that matures in July 2021, and a $75.0 million secured export financing facility providing for a term loan that matures in June 2018. The revolving credit facility bears interest at Bankers’ acceptance rate, LIBOR, Canadian prime rate or U.S. prime rate, plus a margin, depending on Videotron’s leverage ratio. Advances under the export financing facility bear interest at Bankers’ acceptance rate plus a margin. The bank credit facilities are secured by a first ranking hypothec on the universality of all tangible and intangible assets, current and future, of Videotron and most of its wholly owned subsidiaries. As of December 31, 2017, the bank credit facilities were secured by assets with a carrying value of $6,665.7 million ($5,804.3 million in 2016). The bank credit facilities contain covenants such as maintaining certain financial ratios, limitations on Videotron’s ability to incur additional indebtedness, pay dividends, or make other distributions. As of December 31, 2017, no amount had been drawn on the secured revolving credit facility ($209.4 million was drawn in 2016) and $5.4 million was outstanding on the export financing facility ($16.1 million in 2016).

(v)

The bank credit facilities of TVA Group comprise a secured revolving credit facility in the amount of $150.0 million, maturing in February 2019, and a secured term loan in the amount of $75.0 million, maturing in November 2019. TVA Group’s revolving credit facility bears interest at floating rates based on Bankers’ acceptance rate, LIBOR, Canadian prime rate or U.S. prime rate, plus a premium determined by a leverage ratio. The term loan bears interest at floating rates based on Bankers’ acceptance rate or Canadian prime rate, plus a premium determined by a leverage ratio. The term loan provides for quarterly amortization payments commencing on December 20, 2015. The bank credit facilities contain covenants such as maintaining certain financial ratios, limitations on TVA Group’s ability to incur additional indebtedness, pay dividends, or make other distributions. They are secured by liens on all of its movable assets and an immovable hypothec on its Head Office building. As of December 31, 2017 and 2016, no amount had been drawn on the revolving credit facility, and as of December 31, 2017, $62.9 million was outstanding on the term loan ($69.6 million in 2016).

Schedule of principal repayments of long-term debt	Principal repayments of long-term debt over the coming years are as follows:
2018	$19.1
2019	56.6
2020	413.2
2021	—
2022	1,005.7
2023 and thereafter	3,852.1